UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Floor
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

MUHLENKAMP FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 91.6%
Airlines - 6.2%
Allegiant Travel Company	14,441	$2,314,170
Delta Air Lines, Inc.	112,500	5,170,500
Spirit Airlines, Inc. (a)	150,000	7,960,500
		15,445,170
Biotechnology - 9.7%
Biogen, Inc. (a)	17,700	4,839,534
Bioverativ, Inc. (a)	8,850	481,971
Celgene Corporation (a)	54,000	6,719,220
Gilead Sciences, Inc.	180,000	12,225,600
		24,266,325
Capital Markets - 2.5%
Federated Investors, Inc. - Class B	235,000	6,189,900
Chemicals - 5.6%
Celanese Corporation - Series A	98,000	8,805,300
Dow Chemical Company	82,900	5,267,466
		14,072,766
Computers & Peripherals - 7.2%
Apple, Inc.	125,730	18,062,372
Electronic Equipment, Instruments & Components - 1.7%
Universal Display Corporation	50,000	4,305,000
Energy Equipment & Services - 1.5%
Schlumberger Ltd. (b)	48,000	3,748,800
Health Care Providers & Services - 6.4%
McKesson Corporation	56,500	8,376,690
UnitedHealth Group, Inc.	47,000	7,708,470
		16,085,160
Internet Software & Services - 2.2%
Tencent Holdings Ltd. - ADR	195,800	5,650,788
IT Services - 9.9%
Alliance Data Systems Corporation	100,000	24,900,000
Media - 2.2%
Twenty-First Century Fox, Inc. - Class A	169,600	5,493,344
Oil, Gas & Consumable Fuels - 7.1%
Bellatrix Exploration Ltd. (a)(b)	590,100	468,539
Cameco Corporation (b)	670,000	7,416,900
Dynagas LNG Partners LP (b)	165,272	2,912,093
GasLog Partners LP (b)	95,000	2,327,500
Golar LNG Partners LP (b)	200,000	4,468,000
Rex Energy Corporation (a)	360,000	169,020
		17,762,052
Pharmaceuticals - 7.5%
Bristol-Myers Squibb Company	150,000	8,157,000
Lannett Company, Inc. (a)	364,474	8,145,994
Teva Pharmaceutical Industries Ltd. - ADR	76,561	2,456,842
		18,759,836
Semiconductors & Semiconductor Equipment - 8.5%
Microchip Technology, Inc.	69,800	5,149,844
ON Semiconductor Corporation (a)	1,040,000	16,109,600
		21,259,444
Software - 5.3%
Microsoft Corporation	200,000	13,172,000
Specialty Retail - 1.8%
GameStop Corporation - Class A	200,690	4,525,560
Textiles, Apparel & Luxury Goods - 3.0%
Hanesbrands, Inc.	362,500	7,525,500
Trading Companies & Distributors - 3.3%
Rush Enterprises, Inc. - Class A (a)	247,688	8,193,519
Total Common Stocks
(Cost $170,294,231)		229,417,536

EXCHANGE-TRADED FUND - 3.2%
SPDR Gold Shares (a)
Total Exchange-Traded Fund
(Cost $8,236,558)		68,075	8,081,864

SHORT-TERM INVESTMENT - 5.4%
Fidelity Institutional Government Portfolio - Class I, 0.56% (c)
Total Short-Term Investment
(Cost $13,346,127)		13,346,127	13,346,127

TOTAL INVESTMENTS
(Cost $191,876,916) - 100.2%			250,845,527
Liabilities in Excess of Other Assets - (0.2)%			(464,999)
TOTAL NET ASSETS - 100.0%			$250,380,528

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign company.
(c)	The rate shown is the annualized seven day effective yield as of March 31, 2017.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s net assets as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$229,417,536	$-	$-	$229,417,536
Exchange-Traded Fund	8,081,864	-	-	8,081,864
Short-Term Investment	13,346,127	-	-	13,346,127
Total Investments in Securities	$250,845,527	$-	$-	$250,845,527

Transfers between Levels are recognized at the end of the reporting period. During the period ended March 31, 2017, the Fund recognized no transfers between Levels. The Fund did not invest in any Level 3 investments during the period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Muhlenkamp Fund

Cost of investments	$191,876,916

Gross unrealized appreciation	68,926,905
Gross unrealized depreciation	(9,958,294)
Net unrealized appreciation	$58,968,611

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                              James R. Arnold, President

Date  May 18, 2017

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  May 18, 2017